OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Revenue	$ 4,914.0	$ 4,707.9
Civil Aviation
Disclosure of operating segments [line items]
Revenue	2,741.6	2,709.3
Defense and Security
Disclosure of operating segments [line items]
Revenue	2,172.4	1,998.6
Products
Disclosure of operating segments [line items]
Revenue	2,027.1	1,871.4
Products | Civil Aviation
Disclosure of operating segments [line items]
Revenue	931.1	963.7
Products | Defense and Security
Disclosure of operating segments [line items]
Revenue	1,096.0	907.7
Training, software and services
Disclosure of operating segments [line items]
Revenue	2,886.9	2,836.5
Training, software and services | Civil Aviation
Disclosure of operating segments [line items]
Revenue	1,810.5	1,745.6
Training, software and services | Defense and Security
Disclosure of operating segments [line items]
Revenue	$ 1,076.4	$ 1,090.9